Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Entertainment publicity	$ 5,409,175	$ 0	$ 10,546,716	$ 0
Production and distribution	1,398,839	1,140,000	4,625,801	1,144,157	$ 9,367,222	$ 3,031,073	[1]
Membership	0	6,225	0	27,253	28,403	69,761	[1]
Total Revenue:	6,808,014	1,146,225	15,172,517	1,171,410	9,395,625	3,100,834	[1]
Expenses:
Direct costs	427,926	1,375,734	2,927,817	1,378,173	10,661,241	2,587,257	[1]
Distribution and marketing	320,439	9,237,873	950,812	9,237,873	11,322,616	213,300	[1]
Selling, general and administrative	628,564	370,984	1,871,258	1,019,641	1,245,689	1,845,088	[1]
Legal and professional	208,637	689,523	1,098,728	1,576,963	2,405,754	2,392,556	[1]
Payroll	3,482,246	350,264	7,284,734	1,101,465	1,462,589	1,435,765	[1]
Total expenses	5,067,812	12,024,378	14,133,349	14,314,115
Income (Loss) before other income (expense)	1,740,202	(10,878,153)	1,039,168	(13,142,705)	(17,702,264)	(5,373,132)	[1]
Other Income (Expense)
Other Income (Expenses)	0	0	0	9,660	9,660	96,302	[1]
Amortization of loan fees					(476,250)	0	[1]
Amortization and Depreciation	(321,538)	(47,369)	(648,848)	(47,369)
Extinguishment of debt	3,881,444	0	3,877,277	(5,843,811)	(9,601,933)	0	[1]
Acquisition costs	0	0	(745,272)	0
Bad debt	(69,437)	0	(85,437)	0
Loss on disposal of furniture, office equipment and leasehold improvements	0	0	(28,025)	0
Change in fair value of warrant liability	1,396,094	0	7,685,607	0	2,195,542	0
Change in fair value of put rights and contingent consideration	(30,000)	0	(246,000)	0
Warrant issuance expense					(7,372,593)	0	[1]
Interest expense	(424,187)	(613,651)	(1,273,166)	(3,768,727)	(4,241,841)	(3,559,532)	[1]
Total Other Income (Expense)	4,432,376	(661,020)	8,536,136	(9,650,247)	(19,487,415)	(3,463,230)	[1]
Net Income (Loss)	6,172,578	(11,539,173)	9,575,304	(22,792,952)	(37,189,679)	(8,836,362)	[1]
Net Income attributable to noncontrolling interest	0	1,556	0	6,813	0	17,440	[1]
Net loss attributable to Dolphin Entertainment, Inc.	6,172,578	(11,540,729)	9,575,304	(22,799,765)	0	(4,786,341)	[1]
Net Loss attributable to Dolphin Digital Media, Inc.					(37,189,679)	(4,067,461)	[1]
Net Income (Loss)	$ 6,172,578	$ (11,539,173)	$ 9,575,304	$ (22,792,952)	(37,189,679)	(8,836,362)	[1]
Deemed dividend on preferred stock					5,247,227	0	[1]
Net loss attributable to common shareholders					$ (42,436,906)	$ (8,836,362)	[1]
Income (Loss) per Share:
Basic	$ 0.66	$ (2.16)	$ 1.11	$ (7.37)
Diluted	$ 0.44	$ (2.16)	$ 0.20	$ (7.37)
Basic and Diluted					$ (9.67)	$ (4.32)	[1]
Weighted average number of shares used in per share calculation
Basic	9,336,826	5,337,108	8,640,543	3,801,626
Diluted	10,382,818	5,337,108	9,479,840	3,801,626
Basic and Diluted					4,389,097	2,047,309	[1]

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.